Stock-based compensation	12 Months Ended
Dec. 31, 2024
Stock-based compensation
Stock-based compensation

20. Stock-based compensation

Stock options

Under the Company’s SOP, certain employees and officers may purchase common shares at an exercise price determined by the Board. The exercise price is the higher of the fair market value of a common share as of the grant date or the volume weighted average trading price of the common shares on the NYSE on the five trading days immediately prior to the applicable date on which the stock option is granted. Stock options vest equally in annual instalments over three years and have a seven-year expiry.

At December 31, 2024, 1,563,467 (2023: 3,957,362) stock options were outstanding. The options are expected to expire seven years after the grant date. No options were granted in 2024. The options granted in 2023 has an exercise price of $13.73 per share. The options granted in 2023 were valued using the Black-Scholes model and incorporated several key assumptions, which include volatility of 36%, expected dividend yield of 1.5%, option life of 4.5 years, forfeiture rate of 10% and risk-free rate of 3%. The options will vest one-third on each of the following three anniversaries of the grant date.

The expected volatility assumptions have been developed taking into consideration the historical volatility of comparable peer companies. Expected life of the option is derived from the option valuation model, factoring in vesting and expiry of the options. Forfeitures have also been factored in based on historical forfeiture rates. The risk-free rate is based on the Government of Canada benchmark bond yields in effect at the time of the grant.

Compensation expense for stock options was $0.4 million in 2024 (2023: $3.4 million) and is presented as a component of employee costs within operating expenses. As at December 31, 2024, 972,370 options (2023: 1,507,172) were available to be exercised.

Employee Stock Option Activity

	2024		2023
	Options	Average exercise price	Options	Average exercise price
At January 1	3,957,362	$13.17	3,032,771	$13.00
Granted	—	—	966,413	13.73
Exercised	(1,850,957)	13.06	—	—
Forfeited	(542,938)	13.37	(41,822)	13.35
At December 31	1,563,467	$13.24	3,957,362	$13.17

Stock Options Outstanding

	Non-exercisable			Exercisable
		Years until	Intrinsic		Intrinsic
Exercise price	Options	fully vested	value[1]	Options	value[1]
$13.00	237,273	0.2	$484	807,229	$1,647
$13.73	353,824	1.2	$464	165,141	$216
	591,097		$948	972,370	$1,863
1.	Based on the closing market share price on December 31, 2024 of $15.04.

As at December 31, 2024, there was $0.3 million (2023: $2.2 million) of total unrecognized compensation cost relating to stock options. The Company expects to recognize this cost over a period of 1.2 years.

Restricted Share Units, Performance Share Units and Deferred Share Units

During the year ended December 31, 2024, 197,688 RSUs (2023: 120,065) were awarded to employees of the Company. The RSUs granted in 2022 and 2023 have a 36-month cliff vesting period while the 2024 RSU grant vests over a period of 36-months in three equal tranches, with additional RSUs credited to reflect dividends paid over the vesting period. Included in the Company’s stock-based compensation expense is an amount of $0.9 million (2023: $1.0 million) relating to RSUs. As at December 31, 2024, there was $2.3 million (2023: $1.5 million) of total unrecognized stock-based compensation expense relating to unvested RSUs granted, which is expected to be recognized over a period of 2.2 years. The RSU expense is a non-cash general administration expense. The value of the RSU liability as at December 31, 2024, was $2.7 million (2023: $1.8 million), of which $1.2 million (2023: $0.8 million) is current.

During the year ended December 31, 2024, the Company granted 166,971 PSUs to employees of the Company. This was the first grant of PSUs by the Company. The PSUs will cliff vest over a period of 36-months from the grant date, with additional PSUs credited to reflect dividends paid over the vesting period. Included in the Company’s stock-based compensation expense is an amount of $0.4 million relating to PSUs. As at December 31, 2024, there was $1.9 million of total unrecognized stock-based compensation expense relating to unvested PSUs granted, which is expected to be recognized over a period of 2.2 years. The PSU expense is a non-cash general administration expense. The value of the PSU liability as at December 31, 2024, was $0.5 million, of which $nil is current.

During the year ended December 31, 2024, 57,728 DSUs (2023: 66,504) were granted to its non-executive independent Directors under the DSU Plan. Additional DSUs are credited to reflect dividends paid. The mark-to-market adjustment recorded for the year ended December 31, 2024, in respect of the DSU Plan resulted in an increase in the DSU liability of $0.3 million (2023: $0.06 million). The value of the DSU liability as at December 31, 2024, was $3.8 million (2023: $2.5 million), all of which is current (2023: $nil).